Equity-based Awards (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 13, 2013
Equity-based Awards (Additional Textual) [Abstract]
Aggregate grant date fair value of restricted common unit awards issued	$ 5.2
Long-Term Incentive Plan [Member]
Equity-based Awards (Textual) [Abstract]
Number of common units for awards authorized	2,142,221
Maximum [Member]
Equity-based Awards (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Granted in Period, Weighted Average Grant Date Fair Value	$ 18.58
Minimum [Member]
Equity-based Awards (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Granted in Period, Weighted Average Grant Date Fair Value	$ 17.14
Restricted common units [Member]
Equity-based Awards (Textual) [Abstract]
Unrecognized compensation cost	3.7
Weighted-average period of unrecognized compensation cost	2 years 4 months 13 days
Cash distributions paid	0.2	0.1
Restricted common units [Member] | Subsequent Event [Member]
Equity-based Awards (Textual) [Abstract]
Number of restricted stock units granted	16,627
Restricted common units [Member] | Long-Term Incentive Plan [Member] | Executive officers and employees [Member]
Equity-based Awards (Textual) [Abstract]
Fair value of the restricted common units	5.0
Compensation expense	1.4
Restricted common units [Member] | Long-Term Incentive Plan [Member] | Director [Member] | General and administrative expenses [Member]
Equity-based Awards (Textual) [Abstract]
Compensation expense	$ 0.1